Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Cash	$ 5,468,766	$ 2,661,575	$ 1,776,949
Restricted cash (Note 4)	10,995,500
Trade and other receivables (Note 5)	2,737,096	1,492,955	679,409
Prepaid expenses	749,000	252,868	303,314
Inventory (Note 6)	2,409,733	3,379,895	3,657,465
Advance to suppliers	734,550	650,690	351,334
Total current assets	23,094,645	8,437,983	6,768,471
Right of Use Assets (Note 7)	377,035	204,939
Loan to Director (Note 8)	214,456	200,000
Equipment	55,454	39,747	39,935
Intangible assets (Note 9)	6,549,118	6,469,504	5,498,548
Goodwill (Note 10)	801,780	785,153	750,565
Total assets	31,092,488	16,137,326	13,057,519
Current
Bank Loan (Note 11)	437,848	32,435
Accounts payable and accrued liabilities	2,622,118	1,970,663	2,930,310
Due to Related Party (Note 12)		76,866	145,640
Lease Obligations (Note 13)	127,776	116,311
Convertible debenture (Note 14)	6,160,769	1,047,661
Current portion of long term debt (Note 15)	56,471	44,547	24,963
Future Purchase Consideration (Note 16)			315,712
Total current liabilities	9,404,982	3,288,483	3,416,625
Lease Obligation (Note 13)	213,816	78,020
Other payables	142,870	132,906
Long Term Convertible Debenture (Note 14)		4,049,349	2,866,983
Long Term Debt (Note 15)	51,765	105,991	143,906
Total non-current liabilities	408,451	4,366,266	3,010,889
Total Liabilities	9,813,433	7,654,749	6,427,514
Shareholders’ equity
Share capital (Note 17)	50,088,369	28,592,662	21,246,401
Reserves (Note 17)	9,984,531	5,095,530	2,923,511
Accumulated other comprehensive loss (income)	100,025	97,138	105,638
Deficit	(38,893,870)	(25,302,753)	(17,645,545)
Total shareholders’ equity	21,279,055	8,482,577	6,630,005
Total liabilities and shareholders' equity	$ 31,092,488	$ 16,137,326	$ 13,057,519